                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6537

           Van Kampen Trust For Investment Grade New York Municipals
               (Exact name of registrant as specified in charter)

                   522 Fifth Avenue, New York, New York 10036
               (Address of principal executive offices) (Zip code)

                                 Jerry W. Miller
                   522 Fifth Avenue, New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 10/31

Date of reporting period: 7/31/08

Item 1. Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:


VAN KAMPEN TRUST FOR INVESTMENT GRADE NEW YORK MUNICIPALS
PORTFOLIO OF INVESTMENTS | JULY 31, 2008 (UNAUDITED)

PAR
AMOUNT
(000)     DESCRIPTION                                     COUPON     MATURITY         VALUE
-----------------------------------------------------------------------------------------------
         MUNICIPAL BONDS   207.9%
         NEW YORK 197.8%
$  1,750 Albany, NY Indl Dev Agy Civic Fac
            Rev Saint Peters Hosp Proj, Ser
            A  ......................................     5.250%     11/15/32     $   1,633,905
   1,000 Albany, NY Indl Dev Agy Civic Fac
            Rev Saint Peters Hosp Proj, Ser
            D  ......................................     5.750      11/15/27         1,020,090
   1,000 Amherst, NY Indl Dev Agy Civic
            Fac Rev UBF Fac Student Hsg,
            Ser A (AMBAC Insd)  .....................     5.750      08/01/25         1,054,120
   1,000 Amherst, NY Indl Dev Agy Civic
            Fac Rev UBF Fac Student Hsg,
            Ser B (AMBAC Insd)  .....................     5.750      08/01/30         1,049,300
     990 Dutchess Cnty, NY Indl Dev Agy
            Civic Fac Rev Elant Fishkill Inc,
            Ser A  ..................................     5.250      01/01/37           801,702
   2,400 East Rochester, NY Hsg Auth
            Rev Sr Living Woodland Vlg
            Proj Rfdg  ..............................     5.500      08/01/33         2,036,280
   1,250 Erie Cnty, NY Indl Dev Agy Sch
            Fac Rev City of Buffalo Proj
            (FSA Insd)  .............................     5.750      05/01/23         1,334,812
   1,000 Erie Cnty, NY Pub Impt, Ser C
            (AMBAC Insd) (Prerefunded @
            7/01/10)  ...............................     5.500      07/01/29         1,071,660
   1,000 Essex Cnty, NY Indl Dev Agy Rev
            Intl Paper Rfdg, Ser A (AMT)  ...........     5.200      12/01/23           857,780
   7,000 Haverstraw Stony Point NY Cent
            Sch Dist (FSA Insd) (a)  ................     4.500      10/15/33         7,033,379
  10,000 Haverstraw Stony Point NY Cent
            Sch Dist (FSA Insd) (a)  ................     4.500      10/15/34        10,047,684


PAR
AMOUNT
(000)     DESCRIPTION                                     COUPON     MATURITY         VALUE
-----------------------------------------------------------------------------------------------
         NEW YORK (CONTINUED)
$  1,500 Hempstead Town, NY Indl Dev
            Agy Civic Fac Rev Adelphi Univ
            Civic Fac  ..............................     5.000%     10/01/30     $   1,500,795
   2,000 Islip, NY Res Recovery Agy Rev
            1985 Fac, Ser B (AMBAC Insd)
            (AMT)  ..................................     7.250      07/01/11         2,170,860
  17,500 Liberty, NY Dev Corp Rev
                               Goldman Sachs
            Headquarters (a)  .......................     5.250      10/01/35        17,960,863
   6,620 Long Island Pwr Auth NY Elec
            Sys Rev Gen, Ser A (FGIC
            Insd)  ..................................     5.000      12/01/25         6,596,764
     750 Madison Cnty, NY Indl Dev Agy
            Civic Fac Rev Oneida Hlth Sys
            Inc Proj, Ser A  ........................     5.500      02/01/32           695,085
   1,000 Madison Cnty, NY Indl Dev Agy
            Morrisville St College Fndtn, Ser
            A (CIFG Insd)  ..........................     5.000      06/01/28           914,070
   4,000 Metropolitan Trans Auth NY Rev
            Rfdg, Ser A (AMBAC Insd)  ...............     5.500      11/15/19         4,153,520
  10,000 Metropolitan Trans Auth NY Rev,
            Ser B (BHAC Insd) (a)  ..................     5.000      11/15/31        10,151,800
   4,000 Metropolitan Trans Auth NY Svc
            Contract Rfdg, Ser A  ...................     5.125      01/01/29         4,031,560
   1,500 Montgomery Cnty, NY Indl Dev
            Agy Lease Rev HFM Boces, Ser
            A (XLCA Insd)  ..........................     5.000      07/01/34         1,478,280
   3,000 Nassau Cnty, NY, Ser C
            (FSA Insd)  .............................     5.000      07/01/22         3,131,010
   8,000 Nassau Cnty, NY Indl Dev Agy
            Continuing Care Retirement
            Amsterdam at Harborside, Ser
            A  ......................................     6.700      01/01/43         7,938,720


PAR
AMOUNT
(000)     DESCRIPTION                                     COUPON     MATURITY         VALUE
-----------------------------------------------------------------------------------------------
         NEW YORK (CONTINUED)
$  3,000 Nassau Cnty, NY Tob Settlement
            Corp, Ser A-3  ..........................     5.000%     06/01/35     $   2,497,890
   5,000 Nassau Cnty, NY Tob Settlement
            Corp, Ser A-3  ..........................     5.125      06/01/46         4,116,500
   2,500 New York City Hsg Dev Corp
            Multi-Family Hsg Rev, Ser L
            (AMT)  ..................................     5.050      11/01/39         2,129,100
   1,110 New York City Indl Dev Agy
            Brooklyn Navy Yard (AMT)  ...............     5.650      10/01/28         1,064,179
  10,000 New York City Indl Dev Agy Civic
            Fac Rev Polytechnic Univ Proj
            (ACA Insd) (a)  .........................     5.250      11/01/37         8,794,975
   3,750 New York City Indl Dev Agy Rev
            Liberty 7 World Trade Ctr Proj,
            Ser B  ..................................     6.750      03/01/15         3,813,787
   3,375 New York City Indl Dev Agy Rev
            Liberty Iac/Interactive Corp.  ..........     5.000      09/01/35         2,762,775
   3,710 New York City Indl Dev Agy Spl
            Fac Rev Term One Group Assn
            Proj (AMT) (a)  .........................     5.500      01/01/19         3,712,977
   3,000 New York City Indl Dev Agy Spl
            Fac Rev Term One Group Assn
            Proj (AMT) (a)  .........................     5.500      01/01/20         3,002,407
   5,750 New York City Indl Dev Agy Spl
            Fac Rev Term One Group Assn
            Proj (AMT) (a)  .........................     5.500      01/01/21         5,754,614
   1,450 New York City Indl Dev Civic Fac
            Rev YMCA Gtr NY Proj  ...................     5.800      08/01/16         1,504,027
   7,700 New York City Muni Wtr Fin Auth
            Wtr & Swr Sys Rev, Ser B  ...............     5.000      06/15/36         7,749,665
   2,000 New York City Muni Wtr Fin Auth
            Wtr & Swr Sys Rev, Ser B (FSA
            Insd)  ..................................     5.000      06/15/29         2,006,960

PAR
AMOUNT
(000)     DESCRIPTION                                     COUPON     MATURITY         VALUE
-----------------------------------------------------------------------------------------------
         NEW YORK (CONTINUED)
$  2,250 New York City Muni Wtr Fin Auth
            Wtr & Swr Sys Rev, Ser C  ...............     5.000%     06/15/31     $   2,282,535
  10,000 New York City Muni Wtr Fin Auth
            Wtr & Swr Sys Rev, Ser C (a)  ...........     5.000      06/15/31        10,144,600
  12,000 New York City Muni Wtr Fin Auth
            Wtr & Swr Sys Rev, Ser D (a)  ...........     5.000      06/15/37        12,075,600
   2,650 New York City Muni Wtr Fin, Ser
            B  ......................................     6.000      06/15/33         2,844,271
   2,000 New York City, Ser G  ......................     5.000      12/01/25         2,034,600
   2,115 New York City, Ser G  ......................     5.000      12/01/26         2,146,958
  10,000 New York City, Ser I-1 (a)  ................     5.000      02/01/26        10,212,450
      10 New York City, Ser K
            (Prerefunded @ 8/01/09)  ................     5.625      08/01/13            10,503
  10,000 New York City, Subser L-1 (a)  .............     5.000      04/01/27        10,175,850
   8,750 New York City Transitional
            Cultural Res Rev Amern
            Museum Nat History Rfdg, Ser
            A (MBIA Insd)  ..........................     5.000      07/01/44         8,767,412
   2,230 New York City Transitional Fin
            Auth Rev Future Tax Secd, Ser
            C (AMBAC Insd)  .........................     5.250      08/01/21         2,310,815
     3,750 New York Cnty Tob Tr IV
              Settlement Pass Thru, Ser A  ..........     5.000      06/01/45         3,025,462
     1,000 New York St Dorm Auth Lease
              Rev Master Boces Pgm, Ser A
              (FSA Insd)  ...........................     5.250      08/15/17         1,057,210
     5,200 New York St Dorm Auth Rev
              Catholic Hlth L.I. Oblig Group  .......     5.000      07/01/27         4,984,876
     2,750 New York St Dorm Auth Rev
              Catholic Hlth L.I. Oblig Group  .......     5.100      07/01/34         2,606,147
     3,500 New York St Dorm Auth Rev City
              Univ Cons Third, Ser 1 (FGIC
              Insd)  ................................     5.250      07/01/25         3,574,060
     3,125 New York St Dorm Auth Rev City
              Univ Sys Cons, Ser A  .................     5.625      07/01/16         3,445,187

PAR
AMOUNT
(000)     DESCRIPTION                                     COUPON     MATURITY         VALUE
-----------------------------------------------------------------------------------------------
         NEW YORK (CONTINUED)
$  2,500 New York St Dorm Auth Rev Cons
            City Univ Sys Second Gen, Ser
            A  ......................................     5.750%     07/01/13     $   2,672,600
   1,670 New York St Dorm Auth Rev Dept
            Ed (b)  .................................     5.250      07/01/19         1,764,088
   2,500 New York St Dorm Auth Rev Dept
            Hlth, Ser A (CIFG Insd)  ................     5.000      07/01/25         2,533,425
   2,200 New York St Dorm Auth Rev
            Grace Manor Hlthcare Fac
            (SONYMA Insd)  ..........................     6.150      07/01/18         2,204,576
   3,800 New York St Dorm Auth Rev Hosp
            (MBIA Insd)  ............................     5.000      08/01/33         3,751,930
   2,340 New York St Dorm Auth Rev Insd
            Brooklyn Law Sch, Ser B (XLCA
            Insd)  ..................................     5.375      07/01/23         2,354,929
   1,000 New York St Dorm Auth Rev Insd
            John T Mather Mem Hosp Rfdg
            (Connie Lee Insd)  ......................     6.500      07/01/10         1,077,310
   1,720 New York St Dorm Auth Rev Insd
            John T Mather Mem Hosp Rfdg
            (Connie Lee Insd) (b)  ..................     6.500      07/01/11         1,898,020
   2,000 New York St Dorm Auth Rev Non
            St Supported Debt Insd
            Providence Rest (ACA Insd)  .............     5.000      07/01/35         1,530,920
   2,525 New York St Dorm Auth Rev Non
            St Supported Debt Insd
            Providence Rest (ACA Insd)...............     5.125      07/01/30         2,047,750
   4,000 New York St Dorm Auth Rev Non
            St Supported Debt L.I. Jewish,
            Ser A (a)  ..............................     5.000      11/01/26         3,819,020
   4,000 New York St Dorm Auth Rev Non
            St Supported Debt L.I. Jewish,
            Ser A (a)  ..............................     5.000      11/01/34         3,819,020

PAR
AMOUNT
(000)     DESCRIPTION                                     COUPON     MATURITY         VALUE
-----------------------------------------------------------------------------------------------
         NEW YORK (CONTINUED)
$  1,455 New York St Dorm Auth Rev Non
            St Supported Debt Mental Hlth
            Svc, Ser B (MBIA Insd)  .................     5.250%     08/15/31     $   1,459,409
   5,000 New York St Dorm Auth Rev Non
            St Supported Debt NYU Hosp
            Ctr, Ser A  .............................     5.000      07/01/36         4,465,700
   3,000 New York St Dorm Auth Rev Non
            St Supported Debt Orange Reg
            Med Ctr  ................................     6.500      12/01/21         3,080,250
   3,000 New York St Dorm Auth Rev Non
            St Supported Debt Residential
            Inst for Children, Ser A
            (SONYMA Insd)  ..........................     5.000      06/01/33         2,982,900
   4,995 New York St Dorm Auth Rev Non
            St Supported Debt Saint Lukes
            Roosevelt Hosp (FHA Gtd)  ...............     4.800      08/15/25         4,921,773
   2,000 New York St Dorm Auth Rev Non
            St Supported Debt Sch Dist Fin
            Prog, Ser B (FSA Insd)  .................     5.000      04/01/36         2,024,340
   9,000 New York St Dorm Auth Rev Sec
            Insd Mtg Montefiore
            Hosp (BHAC Insd)  .......................     5.000      08/01/33         8,873,640
   3,000 New York St Dorm Auth Rev Secd
            Hosp North Gen Hosp Rfdg  ...............     5.750      02/15/18         3,228,120
   2,000 New York St Dorm Auth Rev St
            Supported Debt Mental Hlth Svc
            Fac, Ser C (FSA Insd) (AMT)  ............     5.250      02/15/28         1,964,000
   1,000 New York St Dorm Auth Rev St
            Univ Ed Fac 1989 Res (MBIA
            Insd) (Prerefunded @ 5/15/10)  ..........     6.000      05/15/15         1,076,910
   3,600 New York St Dorm Auth Rev St
            Univ Ed Fac, Ser A (MBIA
            Insd)  ..................................     5.250      05/15/15         3,931,632

PAR
AMOUNT
(000)     DESCRIPTION                                     COUPON     MATURITY         VALUE
-----------------------------------------------------------------------------------------------
            NEW YORK (CONTINUED)
$  5,010 New York St Dorm Auth Rev St
            Univ Ed Fac, Ser B  .....................     5.250%     05/15/19     $   5,477,333
     300 New York St Environmental Fac
            Corp Pollutn Ctl Rev St Wtr
            Revolving Fd, Ser A (POL
            CTL-SRF Insd) (c)  ......................     5.750      06/15/12           332,124
     500 New York St Environmental Fac
            Corp Pollutn Ctl Rev St Wtr, Ser
            02 (POL CTL-SRF Insd) (c)  ..............     5.750      06/15/12           553,540
      95 New York St Environmental Fac
            Corp Pollutn Ctl Rev St Wtr, Ser
            02 (POL CTL-SRF Insd)  ..................     5.750      06/15/12           104,824
   1,000 New York St Environmental Fac
            Corp St Clean Wtr & Drinking
            Revolving Fd Muni Wtr Proj, Ser
            B  ......................................     5.250      06/15/20         1,058,540
   2,500 New York St Hsg Fin Agy Rev
            Affordable Hsg, Ser B (AMT)  ............     5.300      11/01/37         2,298,425
   7,000 New York St Loc Assistance Corp
            Rfdg, Ser E  ............................     6.000      04/01/14         7,728,910
     875 New York St Mtg Agy Rev
            Homeowner Mtg, Ser 71 (AMT)  ............     5.400      04/01/29           883,094
   7,280 New York St Mtg Agy Rev
            Homeowner Mtg, Ser 79 (AMT)  ............     5.300      04/01/29         7,351,271
   1,785 New York St Mtg Agy Rev
            Homeowner Mtg, Ser 101
            (AMT)  ..................................     5.400      04/01/32         1,667,476
   1,555 New York St Mtg Agy Rev
            Homeowner Mtg, Ser 145
            (AMT)  ..................................     5.050      10/01/29         1,406,715
   1,625 New York St Urban Dev Corp Rev
            Correctional Fac Rfdg  ..................     5.500      01/01/13         1,742,439


PAR
AMOUNT
(000)     DESCRIPTION                                     COUPON     MATURITY         VALUE
-----------------------------------------------------------------------------------------------
         NEW YORK (CONTINUED)
$  4,650 New York St Urban Dev Corp Rev
            Correctional Fac Rfdg, Ser A.............     5.500%     01/01/14     $   5,025,767
   3,570 Niagara Falls, NY Frontier Auth
            Trans Arpt Rev Buffalo Niagara
            Intl Arpt, Ser A (MBIA Insd)
            (AMT)  ..................................     5.625      04/01/29         3,503,420
   1,060 Niagara Falls, NY Wtr Treatment
            Plant (MBIA Insd) (AMT)  ................     7.250      11/01/10         1,169,954
  35,000 Port Auth NY & NJ Cons 144th (a)  ..........     5.000      10/01/35        35,418,951
  10,000 Port Auth NY & NJ Cons 152nd
            (AMT) (a)  ..............................     5.000      11/01/25         9,874,150
   2,500 Port Auth NY & NJ Spl Oblig Rev
            Spl Proj JFK Intl Arpt Term 6
            (MBIA Insd) (AMT)  ......................     5.750      12/01/25         2,435,600
   1,000 Rockland Cnty, NY Solid Waste
            Mgmt Auth, Ser B (AMBAC
            Insd) (AMT)  ............................     5.125      12/15/28           934,010
   1,000 Saratoga Cnty, NY Indl Dev Agy
            Civic Fac Rev Saratoga Hosp
            Proj, Ser B  ............................     5.125      12/01/27           945,390
     650 Saratoga Cnty, NY Indl Dev Agy
            Civic Fac Rev Saratoga Hosp
            Proj, Ser B  ............................     5.250      12/01/32           610,890
   1,250 Sodus, NY Ctr Sch Dist Rfdg
            (FGIC Insd) (b)  ........................     5.125      06/15/17         1,318,500
   2,210 Suffolk Cnty, NY Indl Dev Agy
            Civic Fac Rev Eastrn Long
            Island Hosp Assn (d)  ...................     5.375      01/01/27         1,870,610
   1,000 Tobacco Settlement Fin Corp NY,
            Ser B  ..................................     5.500      06/01/22         1,035,470
   1,815 Triborough Brdg & Tunl Auth NY
            Rev Gen Purp, Ser A  ....................     5.000      01/01/32         1,824,529


PAR
AMOUNT
(000)     DESCRIPTION                                     COUPON     MATURITY         VALUE
-----------------------------------------------------------------------------------------------
         NEW YORK (CONTINUED)
$  6,945 Triborough Brdg & Tunl Auth NY
            Rev Gen Purp, Ser A  .......                  5.250%     01/01/18     $   7,293,014
   1,600 Triborough Brdg & Tunl Auth NY
            Rev Gen Purp, Ser B  .......                  5.125      11/15/29         1,618,592
   7,500 Triborough Brdg & Tunl Auth NY
            Rev Gen Purp, Ser C (AMBAC
            Insd) (e) (f) ..............                  6.250      01/01/32         7,500,000
   5,000 Triborough Brdg & Tunl Auth NY
            Rev Gen, Ser A  ............                  5.000      11/15/31         5,063,950
   2,000 Triborough Brdg & Tunl Auth NY
            Rev Rfdg, Ser E (MBIA Insd)                   5.000      11/15/32         2,000,620
   5,000 Tsasc, Inc NY, Ser 1 ..........                  5.000      06/01/34         4,175,650
   8,750 Tsasc, Inc NY, Ser 1 ..........                  5.125      06/01/42         7,286,825
   1,360 Warren & Washington Cnty, NY
            Indl Dev Agy Civic Fac Rev
            Glens Falls Hosp Proj, Ser A
            (FSA Insd)  ................                  5.000      12/01/35         1,363,699
   5,000 Westchester Cnty, NY Indl Dev
            Agy Continuing Care Retirement
            Mtg Kendal on Hudson Proj, Ser
            A (Prerefunded @ 1/01/13)  .                  6.500      01/01/34         5,742,100
   7,000 Westchester Tob Asset Sec Corp
            NY  ........................                  5.125      06/01/45         5,771,290
   4,500 Yonkers, NY Indl Dev Agy Civic
            Fac Rev Cmnty Dev Ppty
            Yonkers Inc, Ser A
            (Prerefunded @ 2/01/11)  ...                  6.625      02/01/26         4,931,550
                                                                                  -------------
                                                                                    436,073,915
                                                                                  -------------
         GUAM   0.2%
     385 Guam Govt, Ser A ..............                  5.250      11/15/37           346,773
                                                                                  -------------


PAR
AMOUNT
(000)     DESCRIPTION                                     COUPON     MATURITY         VALUE
-----------------------------------------------------------------------------------------------
         PUERTO RICO 7.7%
$  8,000 Puerto Rico Comwlth Hwy & Trans
            Auth Hwy Rev Rfdg, Ser Y (FSA
            Insd) (a)  ..............................     6.250%      07/01/21    $   9,127,480
   1,805 Puerto Rico Elec Pwr Auth Rev,
            Ser TT (a) ..............................     5.000       07/01/32        1,741,234
   4,060 Puerto Rico Elec Pwr Auth Rev,
            Ser TT (a)  .............................     5.000       07/01/37        3,916,570
   1,000 Puerto Rico Elec Pwr Auth Rev,
            Ser WW  .................................     5.000       07/01/28          983,860
   1,000 Puerto Rico Elec Pwr Auth Rev,
            Ser WW  .................................     5.500       07/01/21        1,035,110
      75 Puerto Rico Pub Bldg Auth Rev
            Govt Fac, Ser I (Comwlth Gtd)
            (Prerefunded @ 7/01/14)  ................     5.250       07/01/33           81,311
                                                                                  -------------
                                                                                     16,885,565
                                                                                  -------------
         U.S. VIRGIN ISLANDS   2.2%
   3,000 Virgin Islands Pub Fin Auth Rev
            Gross Rcpt Taxes Ln Nt, Ser A
            (ACA Insd) (Prerefunded @
            10/01/10)  ..............................     6.125       10/01/29        3,253,290
   1,500 Virgin Islands Pub Fin Auth Rev
            Gross Rcpt Taxes Ln Nt, Ser A  ..........     6.375       10/01/19        1,581,450
                                                                                  -------------
                                                                                      4,834,740
                                                                                  -------------
TOTAL LONG-TERM INVESTMENTS   207.9%
   (Cost $464,509,434)  .......................................................     458,140,993
                                                                                  -------------

DESCRIPTION                                                                           VALUE
-----------------------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT   3.5%
  (Cost $7,800,000)............................................................   $   7,800,000
                                                                                  -------------

TOTAL INVESTMENTS  211.4%
  (Cost $472,309,434)..........................................................     465,940,993

LIABILITY FOR FLOATING RATE NOTE OBLIGATIONS RELATED TO SECURITIES HELD (59.9%)
  (Cost ($132,080,000))
(132,080) Notes with interest rates ranging from 2.23% to 2.74%
          at July 31, 2008 and contractual maturities of collateral ranging
          from  2019 to 2037 (g)  .............................................    (132,080,000)
                                                                                  -------------

TOTAL NET INVESTMENTS  151.5%
(Cost $340,229,434)  ..........................................................     333,860,993

OTHER ASSETS IN EXCESS OF LIABILITIES 1.2%  ...................................       2,618,351

PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)  (52.7%)  ..................    (116,072,122)
                                                                                  -------------

NET ASSETS APPLICABLE TO COMMON SHARES 100.0%  ................................   $ 220,407,222
                                                                                  =============

Percentages are calculated as a percentage of net assets applicable to common shares.

(a) Underlying security related to Inverse Floaters entered into by the Trust.
(b) The Trust owns 100% of the outstanding bond issuance.
(c) Escrowed to Maturity
(d) 144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.
(e) Security includes a feature allowing the Trust an option on any interest rate payment date to offer the security for sale at par. The sale is contingent upon market conditions.
(f) Variable Rate Coupon
(g) Floating Rate Notes. The Interest rates shown reflect the rates in effect at July 31, 2008.


ACA - American Capital Access
AMBAC - AMBAC Indemnity Corp.
AMT - Alternative Minimum Tax
BHAC - Berkshire Hathaway Assurance Corp.
CIFG - CDC IXIS Financial Guaranty
Comwlth - Commonwealth of Puerto Rico
Connie Lee - Connie Lee Insurance Co.
FGIC - Financial Guaranty Insurance Co.
FHA - Federal Housing Administration
FSA - Financial Security Assurance Inc.
MBIA - Municipal Bond Investors Assurance Corp.

POL CTL-SRF - State Water Pollution Control Revolving Fund
SONYMA - State of New York Mortgage Agency
XLCA - XL Capital Assurance Inc.

Item 2. Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Trust For Investment Grade New York Municipals


By: /s/ Jerry W. Miller
    ---------------------------------
Name: Jerry W. Miller
Title: Principal Executive Officer
Date: September 18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Jerry W. Miller
    ---------------------------------
Name: Jerry W. Miller
Title: Principal Executive Officer
Date: September 18, 2008


By: /s/ Stuart N. Schuldt
    ---------------------------------
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: September 18, 2008